GOF SA-10
GOF SAA-5
                        SUPPLEMENT DATED AUGUST 4, 2006
       TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF
                            EACH OF THE LISTED FUNDS

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Insured Tax-free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Limited-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax-Free Income Fund
Franklin New York Limited-Term Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

The "Goals, Strategies and Risks - Investments, techniques, strategies and their risks - Municipal lease obligations" section is amended as follows:

The first two paragraphs are replaced with the following:

 MUNICIPAL LEASE OBLIGATIONS are created to finance the purchase of property for public use. The property is then leased to the state or a local government and these leases secure the municipal lease obligations. The lease payments are used to pay the interest on the obligations. However, municipal lease obligations differ from other municipal securities because each year the lessee's governing body must appropriate (set aside) the money to make the lease payments. If the money is not appropriated, the issuer or the lessee can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligations may not be paid. The Fund may invest in municipal lease obligations, including certificates of participation.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.